ACQUISITION OF GATOS SILVER, INC. - Disclosure of Allocation of the Purchase Consideration (Details) - Gatos Silver, Inc. [Member] $ in Thousands	Jan. 16, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration	$ 1,054,223
Consideration Shares issued to Gatos shareholders [Member]
Disclosure of detailed information about business combination [line items]
Equity consideration	1,007,819
DSUs and RSUs of Gatos converted to First Majestic common shares [Member]
Disclosure of detailed information about business combination [line items]
Equity consideration	12,540
Options of Gatos converted to First Majestic Options [Member]
Disclosure of detailed information about business combination [line items]
Equity consideration	26,023
Other consideration [Member]
Disclosure of detailed information about business combination [line items]
Other consideration	$ 7,841